Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Direct	$158,836	$155,439	$155,193
Assumed - non-affiliate	741	830	835
Ceded
Affiliate	(1,379)	(2,238)	(3,961)
Non-affiliate	(20,032)	(21,515)	(23,140)

Premiums and contract charges, net of reinsurance	$138,166	$132,516	$128,927

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Direct	$226,424	$227,796	$213,437
Assumed - non-affiliate	1,088	381	1,008
Ceded
Affiliate	(7,998)	(8,363)	(6,440)
Non-affiliate	(15,920)	(6,535)	(4,288)

Contract benefits, net of reinsurance	$203,594	$213,279	$203,717

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Direct	$113,166	$123,747	$135,354
Assumed - non-affiliate	16	15	25
Ceded
Non-affiliate	(4,545)	(5,158)	(5,468)

Interest credited to contractholder funds, net of reinsurance	$108,637	$118,604	$129,911